Financial Instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments - Fair values and risk management
28	Financial Instruments – Fair values and risk management

The effect of initially applying IFRS 9 on the Group’s financial instruments is described in note 5. Due to the transition method chosen, comparative information has not been restated to reflect the new requirements.

A. Accounting classification

The following table shows the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2018, 2017 and January 1, 2017.

Financial assets	31/12/18	31/12/17	01/01/17
Financial assets at amortised cost
Other non-current receivables	4,533	1,402	2,137
Trade receivables	40,967	37,549	40,138
Other current receivables	9,507	12,910	18,237
Cash and cash equivalents	62,131	55,035	64,981

Total (a)	117,138	106,896	125,493

Financial assets at fair value
Forward exchange contracts	218	339	223

Total (b)	218	339	223

Total financial assets (a+b)	117,356	107,235	125,716

Financial assets at amortised cost include trade receivables, other receivables and cash and cash equivalent. Financial assets at fair value reflect the positive change in fair value of foreign exchange forward contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

Financial liabilities	31/12/18	31/12/17	01/01/17
Financial liabilities at amortised cost
Long-term borrowings	20,943	25,717	17,961
Bank overdraft and short-term borrowings	35,148	25,967	24,427
Trade payables	77,901	76,035	70,457
Other payables	26,914	27,587	29,407

Total (a)	160,906	155,306	142,252

Financial liabilities at fair value
Forward exchange contracts	320	267	1,293

Total (b)	320	267	1,293

Total financial liabilities (a+b)	161,226	155,573	143,545

For the details on “Long-term borrowings” and “Bank overdraft and short-term borrowings”, reference should be made to note 18 and 24.

Financial liabilities reflect the negative change in fair value of foreign exchange forward contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected future cash flows from trade receivables and sale orders.

B. Fair value and measurement of fair values

Management has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables, bank overdraft and short-term borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following table shows the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2018, 2017 and January 1, 2017, other than those with carrying amount that are reasonable approximation of fair value.

Financial assets	31/12/18		31/12/17		01/01/17
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Forward exchange contracts	218	218	339	339	223	223

Financial liabilities

Floating-rate borrowings	13,943	13,943	18,197	18,197	16,926	16,926
Fixed rate borrowings	7,000	7,000	7,520	7.520	1,035	1,035

Total long-term borrowings	20,943	20,943	25,717	25,717	17,961	17,961

Forward exchange contracts	320	320	267	267	1,293	1,293

As at December 31, 2018, 2017 and January 1, 2017, the fair value measurement hierarchy of the forward exchange contracts and long-term borrowings is “significant observable inputs” (level 2).

There were no transfers between level 1 (quoted prices in active markets) and level 2 during 2018 and 2017. There were no level 3 (significant unobservable inputs) fair values estimated as at December 31, 2018, 2017 and January 1, 2017.

The following methods and assumptions are used to estimate the fair values.

Foreign exchange forward contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity.

The fair values of the Group’s interest-bearing borrowings are determined using the discounted cash flow method. The discount rate used reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk as at December 31, 2018, 2017 and January 1, 2017 was determined to be insignificant.

C. Financial risk management

The main financial risks which the Group is exposed to are reported in the following.

The Group’s principal financial liabilities, other than derivatives, comprise of long-term borrowings, bank overdraft and short-term borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group’s principal financial assets include trade and other receivables, cash and cash equivalents that derive directly from operations. The Group also enters into derivative transactions, namely forward exchange contracts, to protect the value of its foreign currency denominated revenue, not for speculative or trading purposes.

(i) Risk management framework

The Group is exposed to credit risk, liquidity risk and market risk. The management of these risks is performed on the basis of guidelines set by the Group’s senior management. The main purpose of these guidelines is to balance the Group’s liabilities and assets, in order to ensure an adequate capital viability. The main financial sources of the Group are represented by a mix of equity and financial liabilities, including long-term borrowings used to finance investments, bank overdrafts, short-term borrowings and a non-recourse factoring agreement used to finance the Group’s working capital.

(ii) Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables).

The Group’s customers are mainly represented by small and large distributors, small retailers and end customers. Customer credit risk is managed on the basis of the Group’s established policies, procedures and controls relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.

Outstanding customer receivables are regularly monitored to prevent losses. The Company insures the collections risk related to a significant portion of trade receivables (about 80%), with a third party insurer and, in case of insolvency, the insurance company has to refund 85% of uncollected outstanding balances. The insolvency risk was assessed by the insurance company as remote.

The allowance for doubtful accounts is, therefore, estimated by the Company based on the insurance in place, the credit worthiness of its customers, historical trends, as well as general economic conditions.

An impairment analysis is performed at each reporting date, starting from year-end 2018, using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by customer type and rating, and coverage by credit insurance). The calculation reflects the probability-weighted outcome based on reasonable and supportable information available at the reporting date about past events, current conditions and forecasts of future economic conditions.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this note.

The Group evaluates the concentration of risk with respect to trade receivables as low, as its customers are located in several jurisdictions and industries and operate in largely independent markets (see note 14).

In addition, in July 2015 the Company signed a non-recourse factoring agreement with a major Italian bank. Under this agreement, the Company assigns certain customer receivables to the bank in exchange for short-term credit, for a maximum amount of 35,000, extended to 55,000 in June 2016.

Given the considerations above, the credit risk is full for non-insured trade receivables, in the limit of 15% for insured receivables and nil for receivables included in the non-recourse factoring agreement.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2018 and January 1, 2018, further to the adoption of IFRS 9.

December 31, 2018

Trade receivables	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total

Outstanding trade receivables	9,288	1,323	88	669	11,368
Trade receivables subject to specific valuation					39,226

Total gross carrying amount					50,594
Default rate	0.10%	0,99%	2.90%	5.80%
Expected credit loss	9	13	3	39	64

January 1, 2018

Trade receivables	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total

Outstanding trade receivables	11,661	651	254	173	12,739
Trade receivables subject to specific valuation					35,585

Total gross carrying amount					48,324
Default rate	0.11%	1.04%	2.99%	5.33%
Expected credit loss	13	7	8	9	37

Up to December 31, 2017, before the adoption of IFRS 9, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognised in a separate provision for impairment. The Group considered that there was evidence of impairment if any of the following indicators were present: (a) significant financial difficulties of the debtor; (b) probability that the debtor entered bankruptcy or financial reorganization; and (c) default or late payments.

(iii) Liquidity risk

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, short-term borrowings, long-term borrowings and a non-recourse factoring agreement of export-related financial receivables. In particular, the latter agreement provides for a maximum amount of receivables to sell (on a revolving basis and with a non-recourse clause) of 55,000 performing receivables.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments as at December 31, 2018 and 2017.

December 31, 2018	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total

Long-term borrowings	860	9,722	3,177	5,381	1,803	20,943
Bank overdraft and short-term borrowings	35,148	—	—	—	—	35,148
Trade and other payables	26,914	77,901	—	—	—	104,815
Losses on derivative financial instruments	320	—	—	—	—	320

Total financial liabilities	63,242	87,623	3,177	5,381	1,803	161,226

December 31, 2017	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total

Long-term borrowings	314	4,526	10,576	7,455	2,846	25,717
Bank overdraft and short-term borrowings	25,967	—	—	—	—	25,967
Trade and other payables	27,587	76,035	—	—	—	103,622
Losses on derivative financial instruments	267	—	—	—	—	267

Total financial liabilities	54,135	80,561	10,576	7,455	2,846	155,573

January 1, 2017	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total

Long-term borrowings	659	10,973	2,853	3,476	—	17,961
Bank overdraft and short-term borrowings	24,427	—	—	—	—	24,427
Trade and other payables	29,407	70,457	—	—	—	99,864
Losses on derivative financial instruments	1,293	—	—	—	—	1,293

Total financial liabilities	55,786	81,430	2,853	3,476	—	143,545

In addition, the following is to be considered.

•	As at December 31, 2018, the Group had unused credit lines of 24,010 (33,103 and 34,451 as at December 31, 2017 and January 1 2017, respectively), see note 24.

•	The Group holds cash at foreign subsidiaries, that can be withdrawn by the Company subject to the approval of a dividend distribution. Some of these dividends are subject to withholding taxes.

•

The Company can use the credit facilities of its subsidiaries adhering to the cash pooling contract in place. From time to time, the Company evaluates the adequacy of such credit facilities, requesting additional facilities as needed.

•	The Company can apply for long-term borrowings to sustain long-term investments.

•	In 2015, the Company signed a non-recourse factoring agreement that provides for the sale of performing receivables up to an amount of 55,000.

•	There are no significant liquidity risk concentrations, both on financial assets and on financial liabilities.

(iv) Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk, mainly, depends on the trend of the demand for furniture and other finished products, the trend in raw materials and energy prices, the fluctuation of interest rates and foreign currencies.

The market demand risk is managed by way of a constant monitoring of markets, performed by the commercial division of the Group, and a product diversification in the different brands.

In order to manage the raw materials and energy price risk, the Group constantly monitors procurement policies and attempts to diversify suppliers while respecting the quality standards expected by the market.

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term borrowings obligations with floating interest rates. The Group manages its interest rate risk by having a portfolio of fixed and variable rate borrowings. As at December 31, 2018, approximately 33% of the Group’s borrowings were at a fixed rate of interest (2017: 29%). No derivative financial instruments were entered into by the Group to manage the cash flow risk on floating interest-rate borrowings.

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax

2018	+ 45	(71)
2018	- 45	71

2017	- 45	(90)
2017	- 45	78

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries. In particular, the Group purchases raw materials and goods in U.S. Dollars, and sells a significant amount of finished products in Euro. As a consequence, the Group is exposed to a foreign currency risk, which is managed by forward exchange contracts.

When a derivative is entered into for the purpose of being a hedge, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable that is denominated in the foreign currency.

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

	Change in foreign exchange rates	Effect on profit before tax

2018	+5%	2,776
2018	-5%	(3,183)

2017	+5%	3,023
2017	-5%	(3,449)

As at December 31, 2018 the Group’s financial assets and financial liabilities denominated in foreign currency (Group’s exposure to currency risk) are as follows: trade receivables 26,490 (16,991 as at December 31, 2017), cash and cash equivalents 23,822 (26,711 as at December 31, 2017), gains on derivative financial instruments 143 (339 as at December 31, 2017), long-term borrowings 6,631 (7,533 as at December 31, 2017), short-term borrowings 7,184 (6,770 as at December 31, 2017), trade payables 27,443 (21,197 as at December 31, 2017), losses on derivative financial instruments 320 (142 as at December 31, 2017).

(v) Changes in liabilities arising from financing activities

The following tables show the changes in liabilities arising from financing activities for the two years ended as at December 31, 2018.

December 31, 2018	Jan 1, 2018	Cash flows	Changes in fair value	Dec 31, 2018

Long-term borrowings	25,717	(4,774)	—	20,943
Bank overdraft and short term borrowings	25,967	9,181	—	35,148
Losses on derivative financial instruments	267	—	53	320

Total liabilities from financing activities	51,951	4,407	53	56,411

December 31, 2017	Jan 1, 2017	Cash flows	Changes in fair value	Dec 31, 2017

Long-term borrowings	17,961	7,756	—	25,717
Bank overdraft and short term borrowings	24,427	1,540	—	25,967
Losses on derivative financial instruments	1,293	—	(1,026)	267

Total liabilities from financing activities	43,681	9,296	(1,026)	51,951